Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6.    Property and Equipment, Net

Property and equipment, net consists of the following:

	June 30, 2019	December 31, 2018
Land	$5,717	$4,498
Buildings and leasehold improvements	93,295	51,111
Laboratory and manufacturing equipment	22,791	6,131
Office and computer equipment	3,510	970
Assets under capital lease	10,069	9,661
Construction in process	23,642	15,343

	159,024	87,714
Less: accumulated depreciation and amortization	(11,466)	(7,500)

Total	$147,558	$80,214

For the three and six months ended June 30, 2019, depreciation expense related to general office space and equipment was $239 and $544, respectively (2018 – $30 and $59). In addition, depreciation expense included in cost of sales relating to manufacturing equipment and production facilities was $508 and $1,507 for the three and six months ended June 30, 2019, respectively, (2018 – $157 and $259) with the remaining depreciation included in inventory.

For the three and six months ended June 30, 2019, capitalized interest included in construction-in-progress was $108 and $166, respectively (2018 – $35 and $169).

The Company had $68,853 in property and equipment additions related to building and leasehold improvements, laboratory and manufacturing equipment, office and computer equipment and construction in process during the six months ended June 30, 2019 (2018 – $25,979). Additions to building and leasehold improvements primarily relate to the Company’s acquisitions of Manitoba Harvest and Natura. Refer to Note 15 for details. Additions to construction in process primarily relate to the ongoing construction of the Company’s London, Ontario and Portugal facilities.

6. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2018	2017
Land	$4,498	$2,547
Buildings and leasehold improvements	51,111	19,569
Laboratory and manufacturing equipment	6,131	2,815
Office and computer equipment	970	571
Assets under capital lease	9,661	9,191
Construction in process	15,343	9,872

	87,714	44,565
Less: accumulated depreciation and amortization	(7,500)	(4,580)

Total	$80,214	$39,985

Depreciation expense included in cost of sales relating to manufacturing equipment and production facilities for the year ended December 31, 2018 is $1,964 (2017 – $1,303 and 2016 – $1,247). Depreciation expense included in general administrative expenses related to general office space and equipment for the year ended December 31, 2018 is $149 (2017 – $95 and 2016 – $92). The remaining depreciation is included in inventory.

For the year ended December 31, 2018, there is $158 (2017 – $34) of capitalized interest included in construction-in-progress.